Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Beginning Balance (in shares) at Dec. 31, 2013		4,870,114
Beginning Balance at Dec. 31, 2013	$ 66,266,202	$ 973,982	$ 3,748,217	$ (21,248,521)	$ 82,792,524
Net income	7,449,759				7,449,759
Dividends paid	(4,341,076)				(4,341,076)
Restricted stock granted (in shares)		7,500
Restricted stock granted		$ 1,500	(1,500)
Stock compensation expense	115,000		115,000
Other comprehensive income (loss), net	12,367,901			12,367,901
Ending Balance (in shares) at Dec. 31, 2014		4,877,614
Ending Balance at Dec. 31, 2014	81,857,786	$ 975,482	3,861,717	(8,880,620)	85,901,207
Net income	7,588,901				7,588,901
Dividends paid	(4,540,748)				(4,540,748)
Stock repurchased	(390,205)	$ (3,807)	(386,398)
Stock Repurchased (in shares)		(19,035)
Options exercised (in shares)		1,500
Options exercised	27,000	$ 341	26,659
Excess tax benefits	1,001		1,001
Restricted stock granted (in shares)		15,000
Restricted stock granted		$ 3,000	(3,000)
Stock compensation expense	117,300		117,300
Other comprehensive income (loss), net	1,764,301			1,764,301
Ending Balance (in shares) at Dec. 31, 2015		4,875,079
Ending Balance at Dec. 31, 2015	86,425,336	$ 975,016	3,617,279	(7,116,319)	88,949,360
Net income	6,736,654				6,736,654
Dividends paid	(4,686,325)				(4,686,325)
Restricted stock granted (in shares)		7,500
Restricted stock granted		$ 1,500	(1,500)
Stock compensation expense	186,425		186,425
Other comprehensive income (loss), net	(3,602,695)			(3,602,695)
Ending Balance (in shares) at Dec. 31, 2016		4,882,579
Ending Balance at Dec. 31, 2016	$ 85,059,395	$ 976,516	$ 3,802,204	$ (10,719,014)	$ 90,999,689